Private Placement - Additional Information (Detail) - Private Placement Warrants [Member]	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of warrants issued | shares	15,800,000
Warrants issue price	$ 1.00
Proceeds from Issuance of Warrants | $	$ 15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50